Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about executive compensation actually paid (as defined by SEC rules). Item 402(v) of Regulation S-K also requires disclosure of the cumulative total shareholder return (“TSR”) of the Company, the TSR of the Company’s peer group, the Company's net income and an additional financial performance measure chosen by the Company, if applicable. For further information concerning the Company's pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the "Compensation Discussion and Analysis" section beginning on page 20.

The following tables set forth information regarding the compensation of our principal executive officer (“PEO”), Anthony W. Oxley, our former PEO, Daniel C. Bartok, and the average compensation of our other NEOs compared to Company and peer group performance for the fiscal years listed. We have not included a Company-selected measure in the following table because we did not link our NEO compensation to any specific performance measure in fiscal 2024.

			Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for Mr. Oxley(1)	Compensation Actually Paid to Mr. Oxley(2)			Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)	Net Income(9) (in millions)
2024	$2,752,806	$3,377,719	$1,850,226	$2,164,232	$173.75	$127.65	$203.4

			Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for Mr. Bartok(3)	Compensation Actually Paid to Mr. Bartok(4)			Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)	Net Income(9) (in millions)
2024	$993,488	$1,198,158	$1,850,226	$2,164,232	$173.75	$127.65	$203.4
2023	$2,569,434	$3,592,107	$1,647,692	$2,468,745	$144.61	$95.05	$166.9
2022	$2,710,839	$2,321,786	$2,008,835	$1,671,559	$60.06	$60.36	$178.8
2021	$2,263,124	$2,259,809	$1,648,862	$1,643,444	$100.00	$100.00	$110.5
(1)The dollar amounts reported in this column are the amounts of the total compensation reported for our current PEO, Anthony W. Oxley, who was our Chief Executive Officer for a portion of fiscal 2024. Refer to “Executive Compensation - Summary Compensation Table.”
(2)The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Oxley, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Oxley. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for the year, adjusted as shown below. Equity values are calculated in accordance with the same assumptions we generally use under FASB ASC Topic 718 and reflect changes in the value of awards granted by D.R. Horton (that settle in D.R. Horton shares), as well as the Company (that settle in Company shares), that continue to vest based on Mr. Oxley's service to the Company.

Compensation Actually Paid to Mr. Oxley	2024
Summary Compensation Table (SCT) total compensation	$2,752,806
Less: stock award values reported in SCT for the covered year	(889,497)
Plus: fair value as of year-end of stock awards granted in the covered year	866,732
Plus: year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	513,461
Plus: change in fair value from prior year end to the vesting date of stock awards granted in prior years that vested in the covered year	134,217
Compensation actually paid to Mr. Oxley	$3,377,719
(3)The dollar amounts reported in this column are the amounts of the total compensation reported for our former PEO, Daniel C. Bartok, who was our Chief Executive Officer in fiscal years 2021, 2022, 2023, and for part of fiscal 2024 through January 1, 2024. Refer to “Executive Compensation - Summary Compensation Table.”
(4)The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Bartok, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Bartok. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2024, adjusted as shown below. Equity values are calculated in accordance with the same assumptions we generally use under FASB ASC Topic 718.

Compensation Actually Paid to Mr. Bartok	2024
Summary Compensation Table (SCT) total compensation	$993,488
Less: stock award values reported in SCT for the covered year	—
Plus: fair value as of year-end of stock awards granted in the covered year	—
Plus: year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	—
Plus: change in fair value from prior year end to the vesting date of stock awards granted in prior years that vested in the covered year	204,670
Compensation actually paid to Mr. Bartok	$1,198,158
(5)The dollar amounts reported represent the average of the amounts reported for the Company's non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for these purposes in each applicable fiscal year are as follows: (i) for 2024 and 2023, Donald J. Tomnitz, James D. Allen, and Mark S. Walker; and (ii) for 2022 and 2021, Donald J. Tomnitz and James D. Allen.
(6)The dollar amounts reported represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2024, adjusted as shown below. Equity values are calculated in accordance with the same assumptions we generally use under FASB ASC Topic 718.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table (SCT) total compensation	$1,850,226
Less: average stock award values reported in SCT for the covered year	(466,686)
Plus: average fair value as of year-end of stock awards granted in the covered year	375,880
Plus: average year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	193,087
Plus: average change in fair value from prior year end to the vesting date of stock awards granted in prior years that vested in the covered year	211,725
Average compensation actually paid to non-PEO NEOs	$2,164,232
(7)Total Shareholder Return (TSR) is calculated by assuming that a $100 investment was made on September 30, 2021.
(8)The TSR Peer Group consists of the Peer Group, as used in the Company's stock performance graph in our annual report on Form 10-K, which is the same peer group disclosed on page 30 under “Competitive Pay Analysis and Peer Group.”
(9)Amounts represent net income reported in the Company's audited financial statements for the applicable fiscal year and are included as required by Item 402(v) of Regulation S-K.
No Specific Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section, for fiscal 2024, the Company's executive compensation program consisted of a base salary, discretionary cash bonus, time-based equity awards, health and welfare programs and retirement benefits. The 2024 cash bonus program was fully discretionary based on a comprehensive review of Company and individual performance, and the equity awards granted to our NEOs were comprised entirely of time-based RSUs.
While the Compensation Committee considers overall financial performance for the year to align executive compensation with Company performance, the Compensation Committee did not link any specific financial performance measure to fiscal 2024 compensation for our NEOs. Therefore, as permitted by Item 402(v) of Regulation S-K, we have not disclosed a Company-selected measure in the Pay versus Performance Table above or provided a list of the most important financial performance measures.

Relationship Between Pay and Performance
As described in more detail in the Compensation Discussion and Analysis section, the Company's executive compensation program for fiscal 2024 reflected a discretionary pay-for-performance philosophy based on the consideration of several factors. Moreover, the Compensation Committee generally seeks to incentivize NEOs to maximize the Company's value over the long-term and, therefore, does not specifically align the Company's performance measures with compensation that is actually paid (as calculated in accordance with SEC rules) for a particular year. Pursuant to SEC rules, the following graphs are provided to show the relationships between information presented in the Pay versus Performance table.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Oxley, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Oxley. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for the year, adjusted as shown below. Equity values are calculated in accordance with the same assumptions we generally use under FASB ASC Topic 718 and reflect changes in the value of awards granted by D.R. Horton (that settle in D.R. Horton shares), as well as the Company (that settle in Company shares), that continue to vest based on Mr. Oxley's service to the Company.

Compensation Actually Paid to Mr. Oxley	2024
Summary Compensation Table (SCT) total compensation	$2,752,806
Less: stock award values reported in SCT for the covered year	(889,497)
Plus: fair value as of year-end of stock awards granted in the covered year	866,732
Plus: year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	513,461
Plus: change in fair value from prior year end to the vesting date of stock awards granted in prior years that vested in the covered year	134,217
Compensation actually paid to Mr. Oxley	$3,377,719
(3)The dollar amounts reported in this column are the amounts of the total compensation reported for our former PEO, Daniel C. Bartok, who was our Chief Executive Officer in fiscal years 2021, 2022, 2023, and for part of fiscal 2024 through January 1, 2024. Refer to “Executive Compensation - Summary Compensation Table.”
(4)The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Bartok, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Bartok. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2024, adjusted as shown below. Equity values are calculated in accordance with the same assumptions we generally use under FASB ASC Topic 718.

Compensation Actually Paid to Mr. Bartok	2024
Summary Compensation Table (SCT) total compensation	$993,488
Less: stock award values reported in SCT for the covered year	—
Plus: fair value as of year-end of stock awards granted in the covered year	—
Plus: year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	—
Plus: change in fair value from prior year end to the vesting date of stock awards granted in prior years that vested in the covered year	204,670
Compensation actually paid to Mr. Bartok	$1,198,158

Non-PEO NEO Average Total Compensation Amount	$ 1,850,226	$ 1,647,692	$ 2,008,835	$ 1,648,862
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,164,232	2,468,745	1,671,559	1,643,444
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 173.75	144.61	60.06	100.00
Peer Group Total Shareholder Return Amount	127.65	95.05	60.36	100.00
Net Income (Loss)	203,400,000	166,900,000	178,800,000	110,500,000
Anthony W. Oxley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,752,806
PEO Actually Paid Compensation Amount	$ 3,377,719
PEO Name	Anthony W. Oxley
Daniel C. Bartok [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 993,488	2,569,434	2,710,839	2,263,124
PEO Actually Paid Compensation Amount	$ 1,198,158	$ 3,592,107	$ 2,321,786	$ 2,259,809
PEO Name	Daniel C. Bartok
PEO | Anthony W. Oxley [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (889,497)
PEO | Anthony W. Oxley [Member] | Fair Value as of Year-End of Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	866,732
PEO | Anthony W. Oxley [Member] | Year over Year Change in Fair Value as of Year-End of Outstanding Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	513,461
PEO | Anthony W. Oxley [Member] | Year over Year Change in Fair Value as of the Vesting Date of Stock Awards Granted in Prior Years That Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,217
PEO | Daniel C. Bartok [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel C. Bartok [Member] | Fair Value as of Year-End of Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel C. Bartok [Member] | Year over Year Change in Fair Value as of Year-End of Outstanding Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel C. Bartok [Member] | Year over Year Change in Fair Value as of the Vesting Date of Stock Awards Granted in Prior Years That Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,670
Non-PEO NEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(466,686)
Non-PEO NEO | Fair Value as of Year-End of Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,880
Non-PEO NEO | Year over Year Change in Fair Value as of Year-End of Outstanding Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	193,087
Non-PEO NEO | Year over Year Change in Fair Value as of the Vesting Date of Stock Awards Granted in Prior Years That Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 211,725